UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.):      [X] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         GSCP (NJ), L.P.
Address:      500 Campus Dr., Suite 220
              Florham Park, NJ  07932

Form 13F File Number:  28-10125

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard T. Allorto, Jr.
Title:   Vice President Finance
Phone:   973-593-5413

Signature, Place, and Date of Signing:

/s/ Richard T. Allorto, Jr.      Florham Park, NJ              2/22/07
---------------------------   -----------------------     ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entities in this list, omit this section.]

     Form 13F File Number          Name

     28-
        ---------------------      ----------------------------
        [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        ----------------------

Form 13F Information Table Entry Total: 7
                                        ----------------------

Form 13F Information Table Value Total: $427,448
                                        ----------------------
                                            (thousands)

List of Other Included Managers:
NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.        Form 13F File Number          Name

               28-
    ------        ---------------------      ----------------------------

    [Repeat as necessary.]

                                             FORM 13F INFORMATION TABLE



        Column 1           Column 2       Column 3      Column 4         Column 5          Column 6     Column 7       Column 8
  ------------------    --------------  -------------  -----------  -------------------  ------------- ----------- -----------------
                                                          VALUE     SHRS OR    SH/ PUT/   INVESTMENT     OTHER     VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLASS      CUSIP       (x$1000)    PRN AMT    PRN CALL   DISCRETION    MANAGERS   SOLE  SHARED NONE
     --------------     --------------      -----       --------    -------    --- ----   ----------    --------   ----  ------ ----

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Exide Technologies            Com         302051206       8,487      2,275,468 SH           Sole          None          Sole

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Deerfield Triarc Cap Corp     Com         244572301       4,843        369,400 SH           Sole          None          Sole

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Regal Entertainment Group     CL A        758766109     229,640     11,586,285 SH           Sole          None          Sole

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Allied Waste Industries Inc.  Com         019589308     124,646     11,059,999 SH           Sole          None          Sole

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Cherokee International Corp.  Com         164450108      17,571      5,020,148 SH           Sole          None          Sole

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Hayes Lemmerz International
Inc.                          Com         420781304          11          5,000 SH           Sole          None          Sole

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Ram Holdings Ltd.             Com         G7368R104      42,250     3,250,000 SH           Sole          None          Sole

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[Repeat as necessary]